Exhibit 99.28

j.p. morgan acceptance corporation ii abs-15g

Seller Name	JPM Loan ID	Seller Loan ID	Exception ID	Exception ID Date	Condition Category	Condition Standardized Description	Condition ID	Initial Exception Grade	Final Exception Grade	Status	Condition Custom Description	Cleared Date	Compensating Factors	Lender Response	Comments	Loan Status	Moody's Initial Exception Grade	Moody's Final Exception Level Grade	Fitch Initial Exception Grade	Fitch Final Exception Level Grade	S&P Initial Exception Grade	S&P Final Exception Level Grade	Kroll Initial Exception Grade	Kroll Final Exception Level Grade	DBRS Initial Exception Grade	DBRS Final Exception Level Grade
(redacted)	304839602	(redacted)	1137486	09/10/2025	Credit	Seller Contributions exceed (redacted)	CRED 0081	3	2	Acknowledged	Seller contribution of (redacted), per guidelines the interest party contribution for investment property transactions is limited to (redacted).		Established credit history - Open, active credit dates back to (redacted) with no reported lates. ; Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.;		09/15/2025 EV2/B - Investor Acknowledged Exception. 09/13/2025 EV2/B - Investor Acknowledged Exception.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	304871604	(redacted)			No Finding	No Finding			1	No Finding						Funded	A	A	A	A	A	A	A	A	A	A
(redacted)	304904382	(redacted)	1152435	12/02/2025	Credit	Unacceptable Property Zoning	PROP 0008	3	2	Acknowledged	Missing investors acknowledgment for the subject property commercial zoning. Per (redacted), Zoning allows for single family use. The subject property, as improved, is designed for a single-unit residential use. Continued use of the existing improvements is legally permissible and physically possible. Continued use of the improvements appears to be financially feasible and to represent the property’s maximum productivity. The (redacted) has reviewed the current zoning ordinance and the regulations permit and support the current single family residential use as the highest and best use. -- Per guidelines, Properties zoned commercial or agricultural are ineligible.		Verified reserves - (redacted) months reserves or (redacted) required, (redacted) months reserves or (redacted) verified.; Verified credit history - FICO (redacted), minimum required (redacted).;		12/05/2025 EV2/B - Investor Acknowledged Exception, current zoning allows for single family use and the continued use of the existing the existing improvements is legally permissible and physically possible.	Funded	C	B	C	B	C	B	C	B	C	B
(redacted)	305013272	(redacted)	1153900	12/10/2025	Compliance	Missing Final HUD-1	HUD 0001	4	1	Closed	Missing the final CD/ALTA settlement statement. The only closing statements in the file are the seller's CD and the preliminary CD from title. Reviewer used figures from the final (redacted) for cash to close requirements (redacted) plus (redacted) EMD.	12/12/2025	Verified credit history - FICO (redacted), minimum required (redacted); Verified housing payment history - (redacted) required, primary residence mortgage reflects (redacted);		12/12/2025 Finding is cleared with the attached copy the settlement statement. - 12/12/2025 Finding is cleared with the attached copy the settlement statement.	Funded	D	A	D	A	D	A	D	A	D	A
(redacted)	305013272	(redacted)	1153912	12/10/2025	Credit	Fraud report alerts have not been addressed	FRAUD 0001	3	1	Closed	Missing (redacted) fraud report with all high level alerts addressed. The (redacted) in the file reflects a score of (redacted) Auto-Refer.	12/16/2025	Verified credit history - FICO (redacted), minimum required (redacted); Verified housing payment history - (redacted) required, primary residence mortgage reflects (redacted);		12/16/2025 Finding is cleared with the attached fraud report and (redacted) search. - 12/16/2025 Finding is cleared with the attached fraud report and SAM search.	Funded	C	A	C	A	C	A	C	A	C	A
(redacted)	305013272	(redacted)	1153917	12/10/2025	Credit	Asset Documentation is Insufficient	CRED 0083	3	1	Closed	Missing complete (redacted) statement ending (redacted). The document in the file appears to be missing page (redacted) - the deposits and withdrawals noted for account ending (redacted) are not reflected in the transaction history..	12/16/2025	Verified credit history - FICO (redacted), minimum required (redacted); Verified housing payment history - (redacted) required, primary residence mortgage reflects (redacted);		12/16/2025 Finding is cleared with the attached asset statement (redacted) covering (redacted). - 12/16/2025 Finding is cleared with the attached asset statement (CFCC 6200/9872/7621) covering 11/1/2025-11/30/2025.	Funded	C	A	C	A	C	A	C	A	C	A